Organization and nature of business	6 Months Ended
Mar. 31, 2024
Organization and nature of business
Organization and nature of business

Note 1 — Organization and nature of business

Farmmi, Inc. (“FAMI” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FAMI owns 100% equity interest of Farmmi International Limited (“Farmmi International”), a Hong Kong company, which in turn owns 100% equity interest of Farmmi (Hangzhou) Enterprise Management Co., Ltd. (“Farmmi Enterprise”), Lishui Farmmi Technology Co., Ltd. (“Farmmi Technology”), Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co., Ltd. (“Farmmi Ecology”), Farmmi (Hangzhou) Health Development Co., Ltd (“Farmmi Heath Development”) and Zhejiang Suyuan Agricultural Technology Co., Ltd (“Zhejiang Suyuan Agricultural”),  five  wholly foreign-owned entities (each, a “WFOE”) formed by Farmmi International under the laws of the People’s Republic of China (“PRC” or “China”).

During January 2024, the Company internally reorganized its subsidiaries. After reorganization, Farmmi Enterprise and Farmmi Technology each owns 50% of equity interest in Zhejiang Farmmi Ecological Agriculture Technology Co., Ltd (“Farmmi Eco Agri”). Farmmi Eco Agri owns 100% equity interests in Lishui Farmmi E-Commerce Co., Ltd. (“Farmmi E-Commerce”), Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”), Zhejiang Fammi Agricultural Supply Chain Co., Ltd. (“Farmmi Supply Chain”), Ningbo Farmmi Baitong Trade Co., Ltd (“Ningbo Farmmi Trade”) and Zhejiang Farmmi Biotechnology Co., Ltd. (“Farmmi Biotech”).

Farmmi Supply Chain owns 100% equity interest in Jiangxi Xiangbo Agriculture and Forestry Development Co. Ltd (“Jiangxi Xiangbo”) and Guoning Zhonghao (Ningbo) Trading Co., Ltd. (“Guoning Zhonghao”). Jiangxi Xiangbo owns 100% equity interest in Yudu County Yada Forestry Co., Ltd. (“Yudu Yada”).

Farmmi Health Development owns 100% equity interest in Zhejiang Farmmi Healthcare Technology Co., Ltd (“Farmmi Healthcare”). Farmmi Healthcare and Farrmi Ecology own 95% and 5% of the equity interests in Zhejiang Yitang Medical Service Co., Ltd. (“Yitang Mediservice”), respectively.  Yitang Mediservice owns 100% interest in Zhejiang Yiting Medical Technology Co., Ltd. (“Yiting Meditech”).

On July 13, 2022, Farmmi Canada Inc. (Farmmi Canada) was established under the laws of Canada. Farmmi Inc. owns 100% of the equity interest in Farmmi Canada.

On August 24, 2023, Farmmi USA Inc (“Farmmi USA”) was established under the laws of the United States of America. Farmmi Inc. owns 100% equity of Farmmi USA.

On January 31, 2024, an agreement was signed to divest 100% interest in Hangzhou Nongyuan Network Technology Co., Ltd. (“Nongyuan Network”), Zhejiang Farmmi Holdings Group Co., Ltd. (“Farmmi Holdings”) and Zhejiang Farmmi Agricultural Technology Group Co., Ltd. (“Farmmi Agricultural”) to a third party for a total cash consideration of RMB43.1 million ($6.0 million).

As of March 31, 2024, details of the subsidiaries of FAMI are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100%	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100%	Holding company
Farmmi Technology	June 6, 2016	Zhejiang, China	100%	Holding company
Farmmi Ecology	April 25, 2021	Zhejiang, China	100%	Holding company
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Holding company
Zhejiang Suyuan Agricultural	July 25, 2022	Zhejiang, China	100%	Holding company
Farmmi Food	December 26, 2017	Zhejiang, China	100%	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech	April 7, 2021	Zhejiang, China	100%	Research and development of mushroom powder and mushroom extract
Farmmi Supply Chain	May 11, 2021	Zhejiang, China	100%	Agricultural products supply chain
Farmmi Healthcare	September 18, 2021	Zhejiang, China	100%	Medical health
Jiangxi Xiangbo	June 18, 2021	Jiangxi, China	100%	Holding company
Yudu Yada	November 10, 2010	Jiangxi, China	100%	Forestry development
Guoning Zhonghao	June 15, 2021	Zhejiang, China	100%	Agriculture exporting
Yitang Mediservice	September 7, 2021	Zhejiang, China	100%	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	100%	Medical technology
Farmmi Eco Agri	May 27, 2022	Zhejiang, China	100%	Agriculture products
Farmmi Canada	July 13, 2022	Canada	100%	Agriculture products
Ningbo Farmmi Trade	November 14, 2022	Zhejiang, China	100%	Trading
Farmmi USA	April 20, 2023	USA	100%	Import and export of agriculture products

FAMI and its subsidiaries (herein collectively referred to as the “Company”) are engaged in processing and distributing dried Shiitake mushrooms and Mu Er mushrooms and trading agricultural products (e.g., tapioca, corn, cotton, and corn starch). Approximately 99.9% of the Company’s products are sold in China.